SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Impairment of goodwill	$ 0
ConnectM Before Business Combination
Impairment of goodwill		$ 157,103	$ 490,736